HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Assets
Accounts receivable and other		$ 28,965	$ 28,512
Equity accounted investments		(62,285)	(59,124)
Investment properties		127,235	124,152
Property, plant and equipment		146,128	147,617
Goodwill		34,270	34,911
Intangible assets		37,172	38,994
Deferred income tax assets		3,426	3,338
Assets classified as held for sale		4,129	2,489
Liabilities
Accounts payable and other		57,255	58,893
Non-recourse borrowings of managed entities		227,693	221,550
Deferred income tax liabilities		24,420	24,987
Liabilities associated with assets classified as held for sale		538	118
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		75
Accounts receivable and other		155
Investment properties		2,682
Property, plant and equipment		1,019
Other long-term assets		7
Intangible assets		175
Deferred income tax assets		16
Assets classified as held for sale		4,129
Liabilities
Accounts payable and other		373
Non-recourse borrowings of managed entities		95
Deferred income tax liabilities		70
Liabilities associated with assets classified as held for sale		538
Real Estate
Assets
Property, plant and equipment		333	345
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		3
Accounts receivable and other		69
Investment properties		1,781
Property, plant and equipment		2
Other long-term assets		0
Intangible assets		0
Deferred income tax assets		0
Assets classified as held for sale		1,855
Liabilities
Accounts payable and other		75
Non-recourse borrowings of managed entities		0
Deferred income tax liabilities		0
Liabilities associated with assets classified as held for sale		75
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Liabilities
Deferred income tax liabilities		0
Renewable Power
Assets
Property, plant and equipment			66,351
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		16
Accounts receivable and other		7
Investment properties		0
Property, plant and equipment		387
Other long-term assets		2
Intangible assets		0
Deferred income tax assets		0
Assets classified as held for sale		412
Liabilities
Accounts payable and other		96
Non-recourse borrowings of managed entities		77
Deferred income tax liabilities		0
Liabilities associated with assets classified as held for sale		173
Private Equity | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		3
Accounts receivable and other		2
Investment properties		0
Property, plant and equipment		103
Other long-term assets		0
Intangible assets		0
Deferred income tax assets		3
Assets classified as held for sale		111
Liabilities
Accounts payable and other		8
Non-recourse borrowings of managed entities	$ 0
Liabilities associated with assets classified as held for sale		8
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		0
Accounts receivable and other		9
Investment properties		0
Property, plant and equipment		85
Other long-term assets		5
Intangible assets		171
Deferred income tax assets		0
Liabilities
Accounts payable and other		26
Asset management
Assets
Property, plant and equipment		15,754	16,540
Asset management | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		53
Accounts receivable and other		68
Investment properties		901
Property, plant and equipment		442
Other long-term assets		0
Intangible assets		4
Deferred income tax assets		13
Assets classified as held for sale		1,481
Liabilities
Accounts payable and other		168
Non-recourse borrowings of managed entities		18
Deferred income tax liabilities		26
Liabilities associated with assets classified as held for sale		212
Infrastructure
Assets
Property, plant and equipment		50,318	$ 48,546
Infrastructure | Assets and liabilities classified as held for sale
Assets
Assets classified as held for sale		270
Liabilities
Non-recourse borrowings of managed entities	$ 0
Deferred income tax liabilities		44
Liabilities associated with assets classified as held for sale		$ 70